UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2005

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Christopher K. Li
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-2764

Signature, Place, and Date of Signing:

/S/ CHRISTOPHER K. LI, MIDLAND, MICHIGAN, (April 18, 2005)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 54
Form 13F Information table Value Total(x 1000): $637,513



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR			Comm	78462F103	563,350		4,660,789	X		     4,660,789
EXXON MOBIL CORPORATION	Comm	30231G102	  3,932		   76,700	X			76,700
GENERAL ELEC CO		Comm	369604103	  3,843		  105,300	X		       105,300
CITIGROUP INC		Comm	172967101	  2,611		   54,200	X			54,200
COCA COLA CO		Comm	191216100	  2,565		   61,600	X			61,600
AMERICAN INTL GROUP INC	Comm	26874107	  2,449		   37,300	X			37,300
PFIZER INC		Comm	717081103	  2,420		   90,000	X			90,000
JP MORGAN CHASE & CO.	Comm	46625H100	  2,298		   58,900	X			58,900
MICROSOFT CORP		Comm	594918104	  2,180		   81,600	X			81,600
BOSTON SCIENTIFIC CORP	Comm	101137107	  2,158		   60,700	X			60,700
PG & E CORP		Comm	69331C108	  2,147		   64,500	X			64,500
HOME DEPOT INC		Comm	437076102	  1,987		   46,500	X			46,500
VIACOM INC		Comm	925524308	  1,976		   54,300	X			54,300
FANNIE MAE		Comm	313586109	  1,759		   24,700	X			24,700
MERCK & CO INC		Comm	589331107	  1,739		   54,100	X			54,100
WAL MART STORES INC	Comm	931142103	  1,690		   32,000	X			32,000
CHEVRON TEXACO		Comm	166764100	  1,649		   31,400	X			31,400
HCA INCORPORATED	Comm	404119109	  1,546		   38,700	X			38,700
INTL BUSINESS MACHS	Comm	459200101	  1,518		   15,400	X			15,400
SPDR TECHNOLOGY INDEX	Comm	81369Y803	  1,484		   70,300	X			70,300
GLAXOSMITHKLINE ADR	Comm	37733W105	  1,445		   30,500	X			30,500
AFLAC INCORPORATED	Comm	1055102		  1,410		   35,400	X			35,400
FIRST DATA CORP		Comm	319963104	  1,378		   32,400	X			32,400
DELL COMPUTER CORP	Comm	24702R101	  1,378		   32,700	X			32,700
GENERAL DYNAMICS CORP	Comm	369550108	  1,377		   13,160	X			13,160
DU PONT EI DENEMOURS&CO	Comm	263534109	  1,373		   28,000	X			28,000
MCGRAW HILL COS INC	Comm	580645109	  1,355		   14,800	X			14,800
DISNEY WALT CO		Comm	254687106	  1,323		   47,600	X			47,600
JOHNSON & JOHNSON	Comm	478160104	  1,180		   18,600	X			18,600
RED HAT INC		Comm	756577102	  1,172		   87,800	X			87,800
CISCO SYS INC		Comm	17275R102	  1,171		   60,600	X			60,600
AMGEN INC		Comm	31162100	  1,168		   18,200	X			18,200
COMCAST CORP		Comm	20030N101	  1,161		   34,900	X			34,900
DANAHER CORP DEL	Comm	235851102	  1,160		   20,200	X			20,200
MEDTRONIC INC		Comm	585055106	  1,142		   23,000	X			23,000
ACCENTURE		Comm	G1150G111	  1,075		   39,800	X			39,800
INTEL CORP		Comm	458140100	  1,055		   45,100	X			45,100
E M C CORP MASS		Comm	268648102	    981		   66,000	X			66,000
INTL PAPER CO		Comm	460146103	    916		   21,800	X			21,800
BAKER HUGHES		Comm	57224107	    913		   21,400	X			21,400
ALUMINUM CO AMER	Comm	13817101	    899		   28,600	X			28,600
LILLY ELI & CO		Comm	532457108	    812		   14,300	X			14,300
SPDR HEALTH CARE	Comm	81369Y209	    776		   25,700	X			25,700
QUALCOM			Comm	747525103	    721		   17,000	X			17,000
WEATHERFORD INTL	Comm	G95089101	    703		   13,700	X			13,700
ORACLE CORP		Comm	68389X105	    674		   49,100	X			49,100
CATERPILLAR INC DEL	Comm	149123101	    663		    6,800	X			 6,800
APPLIED MATLS INC	Comm	38222105	    610		   35,700	X			35,700
DOMINION RESOURCES	Comm	25746U109	    562		    8,300	X			 8,300
SAFECO			Comm	786429100	    475		    9,100	X			 9,100
TEXAS INSTRS INC	Comm	882508104	    441		   17,900	X			17,900
TEVA PHARMACEUTICALS	Comm	881624209	    299		   10,000	X			10,000
GENENTECH		Comm	368710406	    234		    4,300	X			 4,300
XTO ENERGY		Comm	98385X106	    210		    5,925	X			 5,925

COLUMN GRAND TOTAL				637,513


